OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES

16. OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of:

	2012	2011

Long-term portion of income taxes payable	$94	$119
Asset retirement obligation	39	36
Long-term portion of fair value of hedges [note 20]	10	41
Deferred revenue	11	11

	$154	$207